Finance Costs, Net - Schedule of Finance Costs, Net (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
Interest expenses (income)
Interest income	$ (51,472)	$ (109,807)	$ (334,751)		$ (223,594)		$ (40,251)
Interest expense on term loan (Note 5)	939,419	673,475
Interest expense on lease liabilities	46,264	71,039	300,424		369,872		518,175
Interest expense on credit facility (Note 5)	1,058,697	1,166,622	4,827,753		4,843,390		3,630,814
Interest expense on convertible notes (Note 5)	2,515,667	1,204,228	7,814,330		1,067,932
Interest expense on other loan (Note 5)		9,645
Interest expense on bridge loans (Note 5)	1,619,281		477,776		138,347
Interest expense on short term liability	39,224		95,381
Accretion and remeasurement of government grant liability (Note 7)	60,460	61,980	271,088		74,335		(78,567)
Accretion of note payables	229,032
SEPA issuance cost	537,777
Gain on bridge loan modification	(3,213,567)
Non-capitalizable financing costs	723,719		(255,281)
Capitalized borrowing costs		(2,320,533)	(8,243,627)	[1]	(3,898,829)	[1]	(6,994,197)	[1]
Total	4,504,501	756,649	8,516,354		(1,039,281)		(859,403)
Loss (gain) on revaluation of instruments carried at fair value
Warrant liability (Note 6)	1,883,640	(240,736)
Bridge loans	3,124,296		8,443,834
Conversion option (Note 5)	594,120	(2,722,547)	(399,827)		224,057		(2,749,505)
Total	5,602,056	(2,963,283)	(5,553,011)		21,100		(7,129,238)
Other
Gain on lease modification		(166,661)	204,146
Bank charges	5,188	18,452	71,999		64,166		91,840
Foreign exchange loss (gain)	3,635,139	(67,715)
Total	3,640,327	(215,925)	99,909		288,223		(2,078,856)
Finance costs, net	$ 13,746,884	$ (2,422,558)	$ 3,063,252		$ (729,958)		$ (10,067,497)

[1]	The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the years ended September 30, 2024, 2023 and 2022 was 22.8%, 17% and 16%, respectively.